Notes Payable And Long-Term Debt (Schedule of Notes Payable and Other Long-Term Debt) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011	Jan. 31, 2010
Total notes payable and long-term debt	$ 1,852,000,000	$ 1,852,000,000	$ 1,106,000,000
Less current portion	553,000,000	3,000,000	3,000,000
Total notes payable and long-term debt, net of current portion	1,299,000,000	1,849,000,000	1,103,000,000
Fair value of notes payable and long-term debt	2,010,000,000	1,930,000,000	1,165,000,000
SAIC, Inc., [Member] | Notes Which Mature In December 2020 [Member]
Senior unsecured notes, face amount	450,000,000	450,000,000
Senior unsecured notes	448,000,000	448,000,000
Stated interest rate	4.45%	4.45%	4.45%
Effective interest rate	4.59%	4.59%	4.59%
Debt maturity date	Dec. 01, 2020	Dec. 01, 2020
SAIC, Inc., [Member] | Notes Which Mature In December 2040 [Member]
Senior unsecured notes, face amount	300,000,000	300,000,000
Senior unsecured notes	300,000,000	300,000,000
Stated interest rate	5.95%	5.95%	5.95%
Effective interest rate	6.03%	6.03%	6.03%
Debt maturity date	Dec. 01, 2040	Dec. 01, 2040
Science Applications International Corporation [Member]
Less current portion	553,000,000	3,000,000	3,000,000
Science Applications International Corporation [Member] | Notes Which Mature In July 2012 [Member]
Senior unsecured notes, face amount	550,000,000	550,000,000
Senior unsecured notes	550,000,000	550,000,000	549,000,000
Stated interest rate	6.25%	6.25%	6.25%
Effective interest rate	6.50%	6.50%	6.50%
Debt maturity date	Jul. 01, 2012	Jul. 01, 2012
Science Applications International Corporation [Member] | Notes Which Mature In July 2032 [Member]
Senior unsecured notes, face amount	250,000,000	250,000,000
Senior unsecured notes	248,000,000	248,000,000	248,000,000
Stated interest rate	7.13%	7.13%	7.13%
Effective interest rate	7.43%	7.43%	7.43%
Debt maturity date	Jul. 01, 2032	Jul. 01, 2032
Science Applications International Corporation [Member] | Notes Which Mature In July 2033 [Member]
Senior unsecured notes, face amount	300,000,000	300,000,000
Senior unsecured notes	296,000,000	296,000,000	296,000,000
Stated interest rate	5.50%	5.50%	5.50%
Effective interest rate	5.78%	5.78%	5.78%
Debt maturity date	Jul. 01, 2033	Jul. 01, 2033
Other Notes Payable Due On Various Dates Through Fiscal 2017 [Member]
Other notes payable due on various dates through fiscal 2017	$ 10,000,000	$ 10,000,000	$ 13,000,000
Minimum stated interest rate	0.00%	0.00%	0.00%
Maximum stated interest rate	3.10%	3.10%	3.10%
Effective interest rate	Various	Various	Various
Debt maturity date	various	various	various